Employee Option Plans (Details 5) - Magic [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding | shares	119,767
Weighted average remaining contractual life (Years)	1 year 4 months 13 days
Weighted average exercise price	$ 2.58
Options Exercisable | shares	119,767
Weighted Average Exercise price of Options Exercisable	$ 2.58
Exercise Price Range 1.01-2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of Exercise price, lower limit	1.01
Ranges of Exercise price, upper limit	$ 2
Options outstanding | shares	40,000
Weighted average remaining contractual life (Years)	3 months 19 days
Weighted average exercise price	$ 1.38
Options Exercisable | shares	40,000
Weighted Average Exercise price of Options Exercisable	$ 1.38
Exercise Price Range 3.01-4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of Exercise price, lower limit	3.01
Ranges of Exercise price, upper limit	$ 4
Options outstanding | shares	73,517
Weighted average remaining contractual life (Years)	1 year 9 months 7 days
Weighted average exercise price	$ 3.02
Options Exercisable | shares	73,517
Weighted Average Exercise price of Options Exercisable	$ 3.02
Exercise Price Range 5.01-6 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of Exercise price, lower limit	5.01
Ranges of Exercise price, upper limit	$ 6
Options outstanding | shares	6,250
Weighted average remaining contractual life (Years)	3 years 7 months 10 days
Weighted average exercise price	$ 5.02
Options Exercisable | shares	6,250
Weighted Average Exercise price of Options Exercisable	$ 5.02